Debt - Summary of Future Maturities to Non-convertible Debt Outstanding (Details) - Non-convertible Debt - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Remaining 2022 obligation	$ 1,362
2023	7,909
2024	5,315
2025	3,868
2026	3,889
More than 5 years	11,865
Total debt obligation carrying amount	$ 34,208	$ 37,835